Pensions and Other Employee Benefits - Fair Value of the Company's Pension Plans' and Postretirement Benefit Plans' Assets (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
U.S. Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of mutual fund in total investment in fixed income - investment grade securities	62.00%	50.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	38.00%	50.00%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of mutual fund in total investment in fixed income - investment grade securities	91.00%	79.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	9.00%	21.00%
Canadian Based Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of mutual fund in total investment in fixed income - investment grade securities	50.00%	50.00%